Taxation (Tables)	12 Months Ended
Dec. 31, 2015
Taxation
Schedule of components of loss before taxes

	For the year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB
Income/(loss) before tax
Loss from China operations	(236,593)	(529,173)	(4,705,034)
Income/(loss) from non-China operations	186,654	(4,447,861)	(4,696,810)

Total loss before tax	(49,939)	(4,977,034)	(9,401,844)

Income tax benefits/(expenses) applicable to China operations
Current income tax expenses	—	(23,493)	(28,322)
Deferred tax benefits	40	4,169	42,584

Subtotal income tax benefits/(expenses) applicable to China operations	40	(19,324)	14,262

Total income tax benefits/(expenses)	40	(19,324)	14,262

Reconciliation of the differences between statutory tax rate and the effective tax rate

	For the year ended December 31,
	2013	2014	2015

Statutory income tax rate	25.0%	25.0%	25.0%
Tax effect of preferential tax treatments	172.3%	1.7%	1.8%
Tax effect of tax-exempt entities	54.7%	(22.4)%	(11.3)%
Effect on tax rates in different tax jurisdiction	22.1%	0.1%	(0.2)%
Tax effect of non-deductible expenses	(148.4)%	(3.4)%	(10.6)%
Tax effect of non-taxable income	36.5%	1.1%	0.2%
Changes in valuation allowance	(97.0)%	(0.5)%	(4.3)%
Expiration of loss carry forward	(65.1)%	(2.0)%	(0.4)%

Effective tax rates	0.1%	(0.4)%	0.2%

Schedule of deferred tax assets and deferred tax liabilities

	As of December 31,
	2014	2015
	RMB	RMB
Deferred tax assets
- Allowance for doubtful accounts	17,918	79,136
- Deferred revenues	39,270	66,027
- Net operating loss carry forwards	874,270	1,215,975
Less: valuation allowance	(931,458)	(1,361,138)

Net deferred tax assets	—	—

Deferred tax liabilities
- Interest income	5,650	—
- Intangible assets arisen from business combination	38,162	1,228

Total deferred tax liabilities	43,812	1,228

Schedule of movement of valuation allowance

	As of December 31,
	2013	2014	2015
	RMB	RMB	RMB
Balance at beginning of the period	857,413	905,833	931,458
Additions	81,119	156,820	449,381
Reversals	(32,699)	(131,195)	(19,701)

Balance at end of the period	905,833	931,458	1,361,138